UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22608

                Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                           Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

                                      Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 270-7788

Date of fiscal year end:  November 30

Date of reporting period:  May 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT

May 31, 2022
Virtus Global Multi-Sector Income Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Global Multi-Sector Income Fund
(“Global Multi-Sector Income Fund”)

MESSAGE TO SHAREHOLDERS
Dear Virtus Global Multi-Sector Income Fund Shareholder:
I am pleased to present this semiannual report, which reviews the performance of the Virtus Global Multi-Sector Income Fund for the six months ended May 31, 2022.
This report contains commentary from the portfolio management team at Newfleet Asset Management about the financial markets and the performance of the Fund during the period.
During the six-month period, market volatility increased as investors contended with higher inflation, rising interest rates, and efforts by the Federal Reserve (Fed) to tighten monetary policy. The bond market struggled with the negative impact of the Fed’s actions, posting its worst performance since the early 1980s. For the six months ended May 31, 2022, the Fund’s net asset value (NAV) returned -10.45%, including $0.48 in reinvested distributions, and its market price returned -19.85%. For the same period, the Fund’s benchmark, the Bloomberg Global Aggregate Bond Index, returned -11.18%.
When markets are volatile, it is best to focus on your long-term goals rather than the headlines. Your financial advisor can help. Please call our customer service team at 866-270-7788 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President,Chief Executive Officer, and Trustee
Virtus Global Multi-Sector Income Fund
July 2022

Refer to the Manager’s Discussion section for your Fund’s performance. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
May 31, 2022
About the Fund:
Virtus Global Multi-Sector Income Fund’s (NYSE: VGI) (the “Fund”) investment objective is to maximize current income while preserving capital. The Fund seeks to achieve its investment objective by applying extensive credit research, to capitalize on opportunities across undervalued areas of the global bond markets. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to borrow at short-term rates and invest at higher yields on its investments. As of May 31, 2022, the Fund’s leverage consisted of $48.5 million of borrowings made pursuant to a line of credit, which represented approximately 30% of the Fund’s total assets.
Manager Comments – Newfleet Asset Management (Newfleet)
Newfleet’s multi-sector fixed income strategies team manages the Fund, leveraging the knowledge and skills of investment professionals with expertise in every sector of the bond market, including evolving, specialized, and out-of-favor sectors. The team employs active sector rotation and disciplined risk management for portfolio construction, avoiding interest rate bets and remaining duration neutral. The following commentary is provided by the respective portfolio team at Newfleet and covers the Fund’s portfolio for the six months ended May 31, 2022.
How did the markets perform during the Fund’s fiscal six-month period ended May 31, 2022?
Volatility returned to global markets during the six-month period. The COVID-19 pandemic remained in the headlines while cases flared and eased. The latest variant, Omicron, proved to be generally less severe, though certain global regions were more impacted than others. China’s zero-COVID policy came under close scrutiny given its potential impact on supply chain disruptions that tend to exacerbate inflation. A secondary market setback occurred as Russia invaded Ukraine late in the first quarter of 2022. The military operation on the ground in Ukraine resulted in another supply shock, this time centered on commodities. The economic impact was characterized by lower growth and higher, more prolonged inflation.
The Federal Reserve (the Fed) and other major central banks shifted to an aggressive inflation-fighting stance in response to inflation readings that remained elevated throughout the period. As expected, the Fed completed its asset purchase program and raised its policy rate for the first time since 2018. In addition, the Fed signaled additional policy rate increases and announced plans to address its $8.9 trillion balance sheet. Market expectations have priced in significant Fed monetary policy tightening over the rest of the year. As a result, the U.S. Treasury yield curve shifted higher and flattened to reflect the shifting monetary policy and domestic economic landscape. This inflicted losses on fixed income assets.
During the six-month period, volatility in the fixed income markets increased due to the more anti-inflation Fed policy and to the Russian invasion of Ukraine. With the spike in U.S. Treasury yields, less interest rate-sensitive sectors, such as high yield bank loans and asset-backed securities, generally outperformed on a total return basis.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 6.

GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2022
During the period, U.S. Treasury rates moved higher, and the shape of the yield curve flattened, with the intermediate to the long end inverting. This occurs when the yields on longer-term investments drop below the yields on shorter-term investments with the same risk profile.
What factors affected the Fund’s performance during the fiscal six-month period?
For the fiscal six months ended May 31, 2022, the Fund’s net asset value returned -10.45%, while the Bloomberg Global Aggregate Bond Index, which serves as the Fund’s benchmark, returned -11.18%.
The Fund’s allocations to high yield bank loans, corporate high yield, and asset-backed securities, as well as its underweight to the corporate high quality sector, had a positive impact on performance for the six-month period.
The Fund’s underweight to U.S. Treasury securities had a negative impact during the period.
The Fund’s allocations to emerging market high yield and high quality Yankee bonds were detractors during the period.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the portfolio to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Asset-Backed and Mortgage-Backed Securities: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral, including losses to the Fund.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 6.

GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2022
Leveraged Loans: Leveraged loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Leveraged loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.
Leverage: When a Fund is leveraged, the value of its securities may be more volatile and all other risks may be compounded.
Market Volatility: The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness (e.g., COVID-19 pandemic) or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s manager(s) to invest the Fund’s assets as intended.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase the impact of volatility.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 6.

GLOBAL MULTI-SECTOR INCOME FUND
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
May 31, 2022
The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments at May 31, 2022.
Asset Allocations
Corporate Bonds and Notes		48%
Energy	13%
Financials	11
Materials	4
All other Corporate Bonds and Notes	20
Foreign Government Securities		16
Leveraged Loans		11
Asset-Backed Securities		8
Mortgage-Backed Securities		7
U.S. Government Securities		3
Other (includes short-term investment)		7
Total		100%
Country Weightings
United States	58%
Mexico	7
Indonesia	3
Netherlands	2
Canada	2
Chile	2
Saudi Arabia	2
Other	24
Total	100%

GLOBAL MULTI-SECTOR INCOME FUND
KEY INVESTMENT TERMS (Unaudited)
May 31, 2022
Bloomberg Global Aggregate Bond Index
The Bloomberg Global Aggregate Bond Index is a market-weighted index of global government, government-related agencies, corporate and securitized fixed income investments. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Payment-in-Kind (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Yankee Bond
A Yankee bond is a bond issued by a foreign entity, such as a bank or company, but is issued and traded in the United States and denominated in U.S. dollars.
Yield Curve
A line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates. The curve is also used to predict changes in economic output and growth.

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.7%
U.S. Treasury Bonds
2.875%, 5/15/49	$ 675	$ 640
1.250%, 5/15/50	3,265	2,107
1.875%, 11/15/51	930	708
U.S. Treasury Notes
0.375%, 9/30/27	870	764
1.375%, 11/15/31	1,305	1,145
Total U.S. Government Securities (Identified Cost $6,624)		5,364

Municipal Bonds—2.1%
California—0.7%
State of California, Build America Bond Taxable 7.500%, 4/1/34	570	748
Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	300	309
Illinois—0.7%
State of Illinois, Build America Bond Taxable 6.900%, 3/1/35	700	787
New York—0.4%
Metropolitan Transportation Authority Bidding Group Series A 5.000%, 11/15/45	430	482
Total Municipal Bonds (Identified Cost $2,279)		2,326

Foreign Government Securities—21.7%
Arab Republic of Egypt
144A 7.600%, 3/1/29(1)	845	731
144A 8.500%, 1/31/47(1)	715	520
144A 8.875%, 5/29/50(1)	550	404
	Par Value	Value

Foreign Government Securities—continued
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(2)(3)	$ 1,380	$ 117
China Government International Bond RegS 3.250%, 10/19/23(3)	525	530
Dominican Republic
144A 6.000%, 7/19/28(1)	420	412
144A 4.500%, 1/30/30(1)	460	403
144A 6.850%, 1/27/45(1)	615	551
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	1,265	1,201
Federative Republic of Brazil
3.875%, 6/12/30	380	340
4.750%, 1/14/50	365	277
Kingdom of Jordan 144A 5.750%, 1/31/27(1)	1,285	1,222
Kingdom of Morocco 144A 5.500%, 12/11/42(1)	590	499
Kingdom of Saudi Arabia 144A 4.500%, 10/26/46(1)	780	754
Mongolia Government International Bond 144A 3.500%, 7/7/27(1)	775	658
Oman Government International Bond 144A 7.375%, 10/28/32(1)	1,570	1,736
Republic of Angola 144A 8.250%, 5/9/28(1)	705	677
Republic of Argentina 2.500%, 7/9/41(4)	2,080	672
Republic of Colombia
3.125%, 4/15/31	200	162
4.125%, 5/15/51	270	190
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Ecuador
144A 0.000%, 7/31/30(1)	$ 54	$ 30
144A 5.000%, 7/31/30(1)(4)	378	313
144A 1.000%, 7/31/35(1)(4)	1,089	695
Republic of Guatemala 144A 3.700%, 10/7/33(1)	830	687
Republic of Indonesia
2.850%, 2/14/30	1,540	1,428
144A 4.350%, 1/8/27(1)	525	536
Republic of Ivory Coast 144A 6.125%, 6/15/33(1)	435	389
Republic of Kenya 144A 8.000%, 5/22/32(1)	510	441
Republic of Nigeria
144A 8.375%, 3/24/29(1)	430	383
144A 7.875%, 2/16/32(1)	450	367
144A 7.375%, 9/28/33(1)	280	221
Republic of Pakistan 144A 6.875%, 12/5/27(1)	630	469
Republic of Panama
3.298%, 1/19/33	415	370
3.870%, 7/23/60	850	650
Republic of Philippines 3.700%, 3/1/41	565	507
Republic of South Africa
4.300%, 10/12/28	325	300
5.650%, 9/27/47	360	291
Republic of Turkey 4.875%, 4/16/43	935	605
Saudi Government International Bond 144A 3.625%, 3/4/28(1)	900	912
State of Israel 2.750%, 7/3/30	480	460
	Par Value	Value

Foreign Government Securities—continued
State of Qatar
144A 3.750%, 4/16/30(1)	$ 450	$ 460
144A 4.400%, 4/16/50(1)	365	371
United Mexican States
2.659%, 5/24/31	310	268
4.500%, 1/31/50	1,430	1,216
Total Foreign Government Securities (Identified Cost $29,752)		24,425

Mortgage-Backed Securities—9.7%
Non-Agency—9.7%
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	475	429
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(1)	770	774
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(1)(4)	133	130
Bayview Opportunity Master Fund IVa Trust 2017-SPL5, B1 144A 4.000%, 6/28/57(1)(4)	130	129
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	515	455
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	350	321
CIM Trust 2021-NR4, A1 144A 2.816%, 10/25/61(1)(4)	201	190
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(1)(4)	408	409
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(1)	$ 146	$ 146
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(1)(4)	570	527
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	53	51
2021-2, A3 144A 1.291%, 6/25/66(1)(4)	384	348
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(1)	475	436
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(4)	845	744
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.846%, 10/25/29(1)(4)	163	147
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	106	100
2016-SH2, M2 144A 3.750%, 12/25/45(1)	264	249
Mill City Mortgage Loan Trust 2017-3, B1 144A 3.250%, 1/25/61(1)(4)	341	318
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	220	214
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	193	187
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	545	542
	Par Value	Value

Non-Agency—continued
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	$ 68	$ 68
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)	150	143
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(1)(4)	421	404
2021-9, A1 144A 2.363%, 10/25/26(1)(4)	240	227
Progress Residential Trust 2021-SFR6, C 144A 1.855%, 7/17/38(1)	190	169
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	90	85
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(1)(4)	470	446
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	59	55
Towd Point Mortgage Trust
2016-4, B1 144A 3.807%, 7/25/56(1)(4)	260	252
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	265	260
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	215	208
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	150	136
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)	500	478
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
UBS Commercial Mortgage Trust 2012-C1, D 144A 6.223%, 5/10/45(1)(4)	$ 58	$ 54
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	307	290
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	225	213
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(4)	309	297
Verus Securitization Trust 2022-4, A1 144A 4.474%, 4/25/67(1)(4)	366	365
Total Mortgage-Backed Securities (Identified Cost $11,579)		10,996

Asset-Backed Securities—11.4%
Automobiles—5.6%
ACC Trust 2022-1, C 144A 3.240%, 10/20/25(1)	545	519
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(1)	340	340
Avid Automobile Receivables Trust 2019-1, D 144A 4.030%, 7/15/26(1)	390	389
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	480	450
Exeter Automobile Receivables Trust 2018-4A, D 144A 4.350%, 9/16/24(1)	302	304
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(1)	90	90
	Par Value	Value

Automobiles—continued
First Investors Auto Owner Trust 2018-1A, D 144A 4.110%, 6/17/24(1)	$ 154	$ 154
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(1)	495	492
2020-3A, D 144A 2.270%, 5/15/26(1)	480	467
2020-3A, E 144A 4.310%, 7/15/27(1)	550	540
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(1)	449	451
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	470	440
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	422	419
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(1)	525	523
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(1)	487	485
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	290	289
		6,352

Credit Card—0.9%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	480	441
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(1)	605	586
		1,027

See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Other—4.9%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	$ 123	$ 122
2020-AA, D 144A 7.150%, 7/17/46(1)	400	390
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	472	433
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(1)	204	190
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	480	466
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	349	336
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	480	430
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	480	462
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(1)	415	411
Oportun Funding XIV LLC 2021-A, B 144A 1.760%, 3/8/28(1)	580	549
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	521	511
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	309	300
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	320	287
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	585	564
		5,451

Total Asset-Backed Securities (Identified Cost $13,235)		12,830
	Par Value	Value

Corporate Bonds and Notes—66.7%
Communication Services—3.8%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 200	$ 167
Altice France S.A.
144A 5.125%, 7/15/29(1)	285	249
144A 5.500%, 10/15/29(1)	200	174
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	725	669
CommScope, Inc. 144A 4.750%, 9/1/29(1)	85	75
CT Trust 144A 5.125%, 2/3/32(1)	550	492
DISH DBS Corp. 7.750%, 7/1/26	165	141
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	25	26
Grupo Televisa SAB 4.625%, 1/30/26	525	533
iHeartCommunications, Inc. 8.375%, 5/1/27	263	247
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	360	304
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(1)	310	268
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	245	216
Northwest Fiber LLC
144A 4.750%, 4/30/27(1)	60	53
144A 6.000%, 2/15/28(1)	30	24
144A 10.750%, 6/1/28(1)	170	157
Telesat Canada 144A 6.500%, 10/15/27(1)	165	78
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Communication Services—continued
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	$ 400	$ 362
		4,235

Consumer Discretionary—4.2%
Ashtead Capital, Inc. 144A 2.450%, 8/12/31(1)	570	459
At Home Group, Inc.
144A 4.875%, 7/15/28(1)	40	32
144A 7.125%, 7/15/29(1)	300	203
Brunswick Corp. 2.400%, 8/18/31	261	204
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	210	177
Clarios Global LP 144A 8.500%, 5/15/27(1)	245	244
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)	260	261
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	270	225
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(1)	165	132
Ford Motor Co. 3.250%, 2/12/32	115	97
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	315	293
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	180	166
Lindblad Expeditions LLC 144A 6.750%, 2/15/27(1)	165	161
M/I Homes, Inc. 4.950%, 2/1/28	360	334
	Par Value	Value

Consumer Discretionary—continued
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	$ 420	$ 338
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	150	126
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	265	245
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	300	297
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	285	226
Royal Caribbean Cruises Ltd. 144A 4.250%, 7/1/26(1)	10	9
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	245	240
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	250	222
		4,691

Consumer Staples—1.0%
BAT Capital Corp. 4.906%, 4/2/30	570	552
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	295	282
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	340	311
		1,145

Energy—18.8%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	460	462
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	270	270
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Antero Resources Corp.
144A 8.375%, 7/15/26(1)	$ 91	$ 99
144A 7.625%, 2/1/29(1)	84	91
144A 5.375%, 3/1/30(1)	100	101
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	255	259
BP Capital Markets plc 4.875% (5)	375	351
Callon Petroleum Co. 6.125%, 10/1/24	203	202
Calumet Specialty Products Partners LP 144A 8.125%, 1/15/27(1)	265	233
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(1)	85	85
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	400	431
CrownRock LP 144A 5.625%, 10/15/25(1)	255	257
Earthstone Energy Holdings LLC 144A 8.000%, 4/15/27(1)	180	183
Ecopetrol S.A. 4.625%, 11/2/31	750	649
Energy Transfer LP Series H 6.500% (5)	350	327
Fermaca Enterprises S de RL de C.V. 144A 6.375%, 3/30/38(1)	1,123	1,091
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	285	279
144A 6.000%, 2/1/31(1)	200	195
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(3)	200	196
KazMunayGas National Co., JSC
144A 4.750%, 4/19/27(1)	315	291
144A 5.750%, 4/19/47(1)	640	541
	Par Value	Value

Energy—continued
Kinder Morgan, Inc. 7.750%, 1/15/32	$ 380	$ 455
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(1)	390	355
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	270	266
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(6)(7)	135	1
Nabors Industries Ltd.
144A 7.250%, 1/15/26(1)	195	189
144A 7.375%, 5/15/27(1)	60	61
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	255	243
Occidental Petroleum Corp.
6.625%, 9/1/30	185	207
6.125%, 1/1/31	405	439
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(6)	154	— (8)
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	210	200
Pertamina Persero PT
144A 2.300%, 2/9/31(1)	1,075	901
RegS 6.450%, 5/30/44(3)	815	873
Petrobras Global Finance B.V. 6.900%, 3/19/49	580	548
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(7)	1,820	91
Petroleos Mexicanos
6.500%, 3/13/27	1,730	1,657
5.950%, 1/28/31	825	690
6.500%, 6/2/41	350	256
7.690%, 1/23/50	595	463
6.375%, 1/23/45	1,700	1,209
6.350%, 2/12/48	520	362
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	555	534
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	$ 760	$ 651
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)	950	841
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	625	647
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	250	247
Transcanada Trust 5.600%, 3/7/82	545	520
Transocean, Inc. 144A 11.500%, 1/30/27(1)	4	4
Transportadora de Gas del Peru S.A. 144A 4.250%, 4/30/28(1)	1,350	1,289
USA Compression Partners LP 6.875%, 4/1/26	205	200
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(1)	245	230
		21,222

Financials—15.1%
Acrisure LLC 144A 7.000%, 11/15/25(1)	580	563
Allstate Corp. (The) Series B 5.750%, 8/15/53	606	567
Ally Financial, Inc. Series B 4.700% (5)	489	412
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	755	754
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(1)	990	946
	Par Value	Value

Financials—continued
Banco do Brasil S.A. 144A 3.250%, 9/30/26(1)	$ 200	$ 187
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(1)	1,025	1,035
Banco Mercantil del Norte S.A. 144A 6.625% (1)(5)	780	679
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(1)	510	512
Banco Santander Chile 144A 3.875%, 9/20/22(1)	900	903
Bancolombia S.A. 4.625%, 12/18/29	300	273
Bank of America Corp. 2.482%, 9/21/36	395	320
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	700	627
Blackstone Private Credit Fund 144A 2.625%, 12/15/26(1)	200	174
Brighthouse Financial, Inc. 5.625%, 5/15/30	452	466
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	315	268
Charles Schwab Corp. (The) Series H 4.000% (5)	490	390
Citadel LP 144A 4.875%, 1/15/27(1)	415	415
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	165	129
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	$ 96	$ 95
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(1)	73	72
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	585	541
Icahn Enterprises LP 6.250%, 5/15/26	450	452
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)	730	642
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(1)	520	473
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	365	318
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.103%, 4/20/67(4)	390	291
MDGH-GMTN RSC Ltd. 144A 4.500%, 11/7/28(1)	750	779
MetLife, Inc. Series G 3.850% (5)	220	204
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	400	341
Mizuho Financial Group, Inc. 2.721%, 7/16/23	1,000	1,000
OneMain Finance Corp. 7.125%, 3/15/26	270	276
OWL Rock Core Income Corp. 144A 4.700%, 2/8/27(1)	259	243
Santander Holdings USA, Inc. 4.400%, 7/13/27	660	653
	Par Value	Value

Financials—continued
Synovus Financial Corp. 5.900%, 2/7/29	$ 330	$ 332
Wells Fargo & Co. 3.900% (5)	730	672
		17,004

Health Care—2.9%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	230	188
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)	145	122
144A 8.500%, 1/31/27(1)	155	123
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	25	23
144A 7.000%, 1/15/28(1)	160	109
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	100	91
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	400	361
Community Health Systems, Inc. 144A 6.125%, 4/1/30(1)	255	186
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	335	292
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)	150	114
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	65	28
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)	101	105
144A 7.250%, 2/1/28(1)	62	66
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	165	157
144A 10.000%, 4/15/27(1)	215	218
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	$ 215	$ 164
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	425	377
5.125%, 5/9/29	300	275
Universal Health Services, Inc. 144A 2.650%, 1/15/32(1)	400	328
		3,327

Industrials—5.5%
Alaska Airlines Pass-Through Trust 144A 4.800%, 8/15/27(1)	313	316
Alfa SAB de C.V. 144A 5.250%, 3/25/24(1)	910	924
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)	180	180
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	205	233
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	536	516
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	175	156
Boeing Co. (The)
3.750%, 2/1/50	315	233
5.930%, 5/1/60	160	156
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	400	349
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)	285	265
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	481	416
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)	280	230
	Par Value	Value

Industrials—continued
Deluxe Corp. 144A 8.000%, 6/1/29(1)	$ 130	$ 115
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	260	220
Oscar AcquisitionCo. LLC 144A 9.500%, 4/15/30(1)	260	231
OT Merger Corp. 144A 7.875%, 10/15/29(1)	80	58
Promontoria Holding 264 B.V. 144A 7.875%, 3/1/27(1)	275	257
Sempra Global 144A 3.250%, 1/15/32(1)	405	350
Transnet SOC Ltd. 144A 4.000%, 7/26/22(1)	1,000	987
		6,192

Information Technology—3.8%
Broadcom, Inc.
4.150%, 11/15/30	446	423
144A 3.187%, 11/15/36(1)	24	19
CDW LLC 3.569%, 12/1/31	423	374
Citrix Systems, Inc. 3.300%, 3/1/30	730	722
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	30	28
144A 6.500%, 10/15/28(1)	50	45
Dell International LLC 8.100%, 7/15/36	303	366
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	332	316
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	200	178
Kyndryl Holdings, Inc. 144A 3.150%, 10/15/31(1)	370	284
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
MicroStrategy, Inc. 144A 6.125%, 6/15/28(1)	$ 260	$ 220
Motorola Solutions, Inc. 5.600%, 6/1/32	440	455
Oracle Corp. 3.850%, 4/1/60	185	133
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	295	233
SK Hynix, Inc. 144A 2.375%, 1/19/31(1)	585	480
		4,276

Materials—5.9%
Albemarle Corp. 5.050%, 6/1/32	355	358
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(9)	315	247
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	370	368
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	295	308
Eldorado Gold Corp. 144A 6.250%, 9/1/29(1)	305	273
Freeport-McMoRan, Inc. 5.450%, 3/15/43	300	295
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	1,035	950
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	400	384
OCP S.A.
144A 5.625%, 4/25/24(1)	1,500	1,536
144A 3.750%, 6/23/31(1)	200	166
Suzano Austria GmbH 2.500%, 9/15/28	285	246
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	395	379
	Par Value	Value

Materials—continued
Teck Resources Ltd. 6.125%, 10/1/35	$ 550	$ 605
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	185	178
144A 6.625%, 11/1/25(1)	235	220
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	120	98
		6,611

Real Estate—3.0%
EPR Properties
4.750%, 12/15/26	260	254
3.600%, 11/15/31	95	80
GLP Capital LP
5.750%, 6/1/28	96	97
3.250%, 1/15/32	47	39
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	450	430
Kite Realty Group Trust 4.750%, 9/15/30	495	483
Office Properties Income Trust 4.500%, 2/1/25	690	677
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	285	249
Service Properties Trust 4.500%, 3/15/25	700	612
Uniti Group LP 144A 7.875%, 2/15/25(1)	170	175
VICI Properties LP
4.950%, 2/15/30	110	108
5.125%, 5/15/32	110	109
144A 4.625%, 6/15/25(1)	70	68
		3,381

Utilities—2.7%
CMS Energy Corp. 4.750%, 6/1/50	460	430
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Utilities—continued
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	$ 940	$ 895
Ferrellgas LP
144A 5.375%, 4/1/26(1)	85	78
144A 5.875%, 4/1/29(1)	85	74
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(1)	950	933
Southern Co. (The) Series 21-A 3.750%, 9/15/51	490	437
Vistra Corp. 144A 8.000% (1)(5)	170	169
		3,016

Total Corporate Bonds and Notes (Identified Cost $82,588)		75,100

Leveraged Loans—16.0%
Aerospace—0.9%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(4)	50	49
Amentum Government Services Holdings LLC Tranche B (3 month Term SOFR + 4.000%) 4.500% - 4.777%, 2/15/29(4)	130	125
Brown Group Holding LLC (3 month LIBOR + 2.500%) 3.506%, 6/7/28(4)	340	322
KKR Apple Bidco LLC
(1 month LIBOR + 3.000%) 4.060%, 9/22/28(4)	220	210
Second Lien (1 month LIBOR + 5.750%) 6.810%, 9/21/29(4)	10	10
	Par Value	Value

Aerospace—continued
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(4)	$ 245	$ 248
		964

Chemicals—0.5%
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.756%, 12/29/27(4)	188	173
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 5.006%, 7/3/28(4)	105	97
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 4.264%, 2/5/27(4)	250	245
		515

Consumer Non-Durables—0.7%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 6.500%, 12/8/28(4)	185	178
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 5.060%, 6/30/24(4)	407	389
ZEP, Inc. First Lien (12 month LIBOR + 4.000%) 5.000%, 8/12/24(4)	227	210
		777

Energy—1.3%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 7.310%, 3/28/24(4)	296	291
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 5.500%, 6/17/27(4)	$ 193	$ 188
Lucid Energy Group II Borrower LLC First Lien (1 month LIBOR + 4.250%) 5.256%, 11/24/28(4)	175	169
Medallion Midland Acquisition LP (1 month LIBOR + 3.750%) 4.810%, 10/18/28(4)	193	187
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 4.705%, 10/5/28(4)	244	236
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.384% - 5.950%, 9/27/24(4)	411	404
		1,475

Financial—0.2%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 4.310%, 7/31/27(4)	137	130
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 4.060%, 6/15/25(4)	154	147
		277

Food / Tobacco—0.5%
H-Food Holdings LLC (1 month LIBOR + 3.688%) 4.747%, 5/23/25(4)	213	194
Pegasus Bidco B.V. (3 month LIBOR + 4.250%) 0.000%, 5/5/29(4)(10)	120	116
	Par Value	Value

Food / Tobacco—continued
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 4.560%, 9/23/27(4)	$ 158	$ 144
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.506%, 3/31/28(4)	143	132
		586

Forest Prod / Containers—0.6%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 3.750% - 3.756%, 12/7/23(4)	84	69
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.554%, 2/12/26(4)	371	329
TricorBraun, Inc. (1 month LIBOR + 3.250%) 3.750%, 3/3/28(4)	259	244
		642

Gaming / Leisure—1.6%
Carnival Corp.
2021, Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/18/28(4)	128	122
Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(4)	74	71
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.560%, 5/1/28(4)	169	167
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.810%, 4/29/24(4)	560	538
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 4.264%, 2/12/27(4)	$ 401	$ 380
Tranche B-2 (1 month LIBOR + 4.250%) 5.310%, 2/12/27(4)	54	52
Scientific Games Holdings LP Tranche B-2 (3 month Term SOFR + 3.500%) 4.467%, 4/4/29(4)	40	38
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(4)	399	385
		1,753

Health Care—2.0%
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.500%) 4.506% - 5.000%, 9/29/28(4)	175	169
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 4.810%, 10/10/25(4)	184	71
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 5.006%, 10/1/27(4)	220	215
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 5.256%, 8/19/28(4)	114	110
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.810%, 11/16/25(4)	407	391
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.688%, 4/22/27(6)	152	131
	Par Value	Value

Health Care—continued
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 4.560%, 2/14/25(4)	$ 103	$ 99
Phoenix Guarantor, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 4.310%, 3/5/26(4)	323	311
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.000%) 6.076%, 6/22/26(4)	159	150
Southern Veterinary Partners LLC First Lien (6 month LIBOR + 4.000%) 5.000%, 10/5/27(4)	1	1
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.756%, 10/1/26(4)	143	137
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.600%, 8/31/26(4)	158	151
Upstream Newco, Inc. 2021 (1 month Term SOFR + 4.000%) 5.399%, 11/20/26(4)	190	179
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 4.810%, 7/2/25(4)	182	167
		2,282

Housing—0.2%
Chariot Buyer LLC (3 month LIBOR + 3.500%) 4.506%, 11/3/28(4)	179	169
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—2.2%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.506%, 9/19/25(4)	$ 246	$ 241
BMC Software
2021 (1 month LIBOR + 3.750%) 4.810%, 10/2/25(4)	278	266
Second Lien (1 month LIBOR + 5.500%) 6.560%, 2/27/26(4)	75	72
ConnectWise LLC (1 month LIBOR + 3.500%) 4.560%, 9/29/28(4)	225	214
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.310%, 7/30/27(4)	267	259
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.310%, 3/10/28(4)	282	269
Quest Software U.S. Holdings, Inc. First Lien (3 month Term SOFR + 4.250%) 4.750%, 2/1/29(4)	205	189
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 4.310%, 4/24/28(4)	303	290
Sophia LP
Tranche B (1 month Term SOFR + 4.250%) 4.950%, 10/7/27(4)	55	54
Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/7/27(4)	266	256
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 6.212%, 5/3/27(4)	10	10
	Par Value	Value

Information Technology—continued
2021-2, First Lien (3 month LIBOR + 3.250%) 4.212%, 5/4/26(4)	$ 355	$ 342
		2,462

Manufacturing—0.4%
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.756%, 11/2/27(4)	256	243
Filtration Group Corp. 2021 (1 month LIBOR + 3.500%) 4.560%, 10/21/28(4)	223	213
Safe Fleet Holdings LLC 2022 (3 month Term SOFR + 3.750%) 4.773%, 2/23/29(4)	40	38
		494

Media / Telecom - Cable/Wireless Video—0.2%
Directv Financing LLC (1 month LIBOR + 5.000%) 6.060%, 8/2/27(4)	202	195
Media / Telecom - Diversified Media—0.6%
Cinemark USA, Inc. (3 month LIBOR + 1.750%) 0.000%, 3/31/25(4)(10)	190	181
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 5.250%, 7/28/28(4)	243	230
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 3.810%, 5/18/25(4)	$ 282	$ 270
		681

Media / Telecom - Telecommunications—0.1%
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.563%, 10/2/27(4)	125	111
Metals / Minerals—0.3%
Covia Holdings LLC (3 month LIBOR + 4.000%) 5.000%, 7/31/26(4)	185	177
Peabody Energy Corp. Tranche B (2 month LIBOR + 2.750%) 3.499%, 3/31/25(4)	180	166
		343

Retail—0.7%
CNT Holdings I Corp. First Lien (1 month LIBOR + 3.500%) 4.345%, 11/8/27(4)	223	216
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 4.810%, 3/6/28(4)	281	267
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.256%, 4/15/28(4)	144	123
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(4)	208	195
		801

	Par Value	Value

Service—1.6%
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 4.273%, 2/6/26(4)	$ 307	$ 297
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.810%, 12/23/27(4)	168	163
Garda World Security Corp. Tranche B-2 (1 month LIBOR + 4.250%) 5.260%, 10/30/26(4)	65	61
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(4)	171	157
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 4.014%, 6/30/28(4)	170	164
Tranche C (1 month LIBOR + 3.250%) 4.310%, 6/30/28(4)	32	31
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.810%, 2/1/28(4)	310	300
PODS LLC (1 month LIBOR + 3.000%) 4.060%, 3/31/28(4)	223	214
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 4.810%, 9/3/26(4)	273	263
Sweetwater Borrower LLC (1 month LIBOR + 4.750%) 5.813%, 8/7/28(4)(6)	188	165
		1,815

See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—0.8%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 4.014%, 4/30/26(4)	$ 169	$ 162
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 3.060%, 11/2/23(4)	483	418
Mavis Tire Express Services Topco Corp. First Lien (1 month Term SOFR + 4.000%) 4.750%, 5/4/28(4)	258	247
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.500%) 4.739%, 10/28/27(4)	94	90
		917

Utility—0.6%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.810%, 8/1/25(4)	307	293
Generation Bridge II LLC
Tranche B (3 month LIBOR + 5.000%) 6.006%, 2/23/29(4)	99	98
Tranche C (3 month LIBOR + 5.000%) 6.006%, 2/23/29(4)	12	12
Lightstone HoldCo LLC
2018, Tranche B (3 month SOFR + 5.750%) 4.989%, 1/30/24(4)	329	301
2018, Tranche C (3 month LIBOR + 3.750%) 4.989%, 1/30/24(4)	19	17
		721

Total Leveraged Loans (Identified Cost $18,831)		17,980

	Shares	Value
Preferred Stocks—2.6%
Financials—2.0%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	275 (11)	$ 249
MetLife, Inc. Series D, 5.875%	313 (11)	299
Truist Financial Corp. Series Q, 5.100%	465 (11)	449
Zions Bancorp NA, 6.950%	47,150	1,220
		2,217

Industrials—0.6%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 4.156%(4)	788 (11)	715
Total Preferred Stocks (Identified Cost $3,000)		2,932

Common Stocks—0.4%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(6)(12)	29,850	18
NMG Parent LLC(12)	618	105
		123

Energy—0.3%
Frontera Energy Corp.(12)	7,526	82
QuarterNorth Energy Holding, Inc.(12)	2,100	270
		352

Total Common Stocks (Identified Cost $588)		475

Exchange-Traded Fund—1.8%
iShares JP Morgan USD Emerging Markets Bond ETF(13)	21,827	1,992
Total Exchange-Traded Fund (Identified Cost $2,493)		1,992
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
	Shares	Value

Total Long-Term Investments—137.1% (Identified Cost $170,969)		$ 154,420

Short-Term Investment—2.9%
Money Market Mutual Fund—2.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.702%)(13)	3,330,287	3,330
Total Short-Term Investment (Identified Cost $3,330)		3,330

TOTAL INVESTMENTS—140.0% (Identified Cost $174,299)		$ 157,750(14)
Other assets and liabilities, net—(40.0)%		(45,111)
NET ASSETS—100.0%		$ 112,639

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities amounted to a value of $86,378 or 76.7% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of May 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	Amount is less than $500.
(9)	100% of the income received was in cash.
(10)	This loan will settle after May 31, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	All or a portion of securities is segregated as collateral for borrowings.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of May 31, 2022, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 12,830	$ —	$ 12,830	$ —
Corporate Bonds and Notes	75,100	—	75,099	1
Foreign Government Securities	24,425	—	24,425	—
Leveraged Loans	17,980	—	17,684	296
Mortgage-Backed Securities	10,996	—	10,996	—
Municipal Bonds	2,326	—	2,326	—
U.S. Government Securities	5,364	—	5,364	—
Equity Securities:
Preferred Stocks	2,932	1,220	1,712	—
Common Stocks	475	82	375	18
Exchange-Traded Fund	1,992	1,992	—	—
Money Market Mutual Fund	3,330	3,330	—	—
Total Investments	$157,750	$6,624	$150,811	$315
Security held by the Fund with an end of period value of $603 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Securities held by the Fund with an end of period value of $314 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the total value of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and valuation inputs are not shown for the period ended May 31, 2022.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2022
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value (Identified cost $174,299)	$ 157,750
Cash	105
Receivables
Investment securities sold	2,483
Dividends and interest	1,608
Prepaid Trustees’ retainer	2
Prepaid expenses	11
Other assets (Note 3)	39
Total assets	161,998
Liabilities
Borrowings (Note 7)	48,500
Payables
Investment securities purchased	593
Investment advisory fees	132
Trustee deferred compensation plan (Note 3)	39
Administration and accounting fees	15
Interest on borrowings (Note 7)	11
Professional fees	7
Dividend distributions	— (a)
Other accrued expenses	62
Total liabilities	49,359
Net Assets	$ 112,639
Net Assets Consist of:
Capital paid on shares of beneficial interest (no par value, unlimited authorization)	$ 154,966
Total distributable earnings (accumulated losses)	(42,327)
Net Assets	$ 112,639
Common Shares Outstanding	11,313,094
Net Asset Value Per Share(b)	$ 9.96

(a)	Amount is less than $500.
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED May 31, 2022
($ reported in thousands)
Investment Income
Interest	$ 4,134
Dividends	98
Total investment income	4,232
Expenses
Investment advisory fees	833
Administration and accounting fees	97
Trustees’ fees and expenses	48
Printing fees and expenses	34
Professional fees	33
Transfer agent fees and expenses	5
Custodian fees	1
Miscellaneous expenses	19
Total expenses before interest expense	1,070
Interest expense on borrowings (Note 7)	328
Total expenses after interest expense	1,398
Net investment income (loss)	2,834
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(2,177)
Net change in unrealized appreciation (depreciation) on:
Investments	(14,645)
Net realized and unrealized gain (loss) on investments	(16,822)
Net increase (decrease) in net assets resulting from operations	$(13,988)
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021
INCREASE (DECREASE) IN NET ASSETS From Operations
Net investment income (loss)	$ 2,834	$ 5,924
Net realized gain (loss)	(2,177)	2,092
Net change in unrealized appreciation (depreciation)	(14,645)	(5,692)
Increase (decrease) in net assets resulting from operations	(13,988)	2,324
From Dividends and Distributions to Shareholders
Net investment income and net realized gains	(5,431) (1)	(5,878)
Return of capital	—	(6,335)
Dividends and Distributions to Shareholders	(5,431)	(12,213)
From Capital Share Transactions
Reinvestment of distributions resulting in the issuance of common stock (0 and 5,586 shares, respectively)	—	67
Increase (decrease) in net assets from capital transactions	—	67
Net increase (decrease) in net assets	(19,419)	(9,822)
Net Assets
Beginning of period	132,058	141,880
End of period	$112,639	$132,058

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year. See Notes to Financial Statements.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
STATEMENT OF CASH FLOWS (Unaudited)
FOR THE SIX MONTHS ENDED May 31, 2022
($ reported in thousands)
Increase (Decrease) in cash
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$(13,988)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	43,148
(Increase) Decrease in investment securities sold receivable	(1,953)
Purchases of long-term investments	(32,430)
Increase (Decrease) in investment securities purchased payable	(1,474)
Net (purchases) or sales of short-term investments	(1,226)
Net change in unrealized (appreciation)/depreciation on investments	14,645
Net realized (gain)/loss on investments	2,177
Amortization of premium and accretion of discounts on investments	(28)
(Increase) Decrease in dividends and interest receivable	47
(Increase) Decrease in prepaid expenses	(10)
Increase (Decrease) in interest payable on borrowings	1
Increase (Decrease) in affiliated expenses payable	(14)
Increase (Decrease) in non-affiliated expenses payable	(38)
Cash provided by (used for) operating activities	8,857
Cash provided (used for) financing activities:
Cash payments to reduce borrowings	(4,000)
Common shares repurchased	(5,431)
Cash provided (used for) financing activites:	(9,431)
Net increase (decrease) in cash	(574)
Cash and foreign currency at beginning of period	679
Cash and foreign currency at end of period	$ 105
Supplemental cash flow information:
Cash paid during the period for interest expense on borrowings	$ 327
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30,
		2021	2020	2019	2018	2017
PER SHARE DATA:
Net asset value, beginning of period	$ 11.67	$ 12.55	$ 13.16	$ 13.30	$ 17.06	$ 16.63
Income (loss) from investment operations:
Net investment income (loss)(1)	0.25	0.52	0.55	0.58	0.72	0.89
Net realized and unrealized gain (loss)	(1.48)	(0.32)	0.20	0.79	(2.79)	1.41
Payment from affiliate	—	—	—	— (2)	—	—
Total from investment operations	(1.23)	0.20	0.75	1.37	(2.07)	2.30
Dividends and Distributions to Shareholders:
Net investment income	(0.48)	(0.52)	(0.51)	(0.49)	(0.59)	(0.78)
Net realized gains	—	—	—	—	—	(0.78)
Return of capital	—	(0.56)	(0.85)	(1.02)	(1.10)	(0.31)
Total dividends and distributions to shareholders	(0.48)	(1.08)	(1.36)	(1.51)	(1.69)	(1.87)
Net asset value, end of period	$ 9.96	$ 11.67	$ 12.55	$ 13.16	$ 13.30	$ 17.06
Market value, end of period	$ 8.83	$ 11.56	$ 11.69	$ 12.54	$ 11.75	$ 18.19
Total return, net asset value(3), (4)	(10.45)%	1.76%	7.70%	11.82%	(12.24)%	14.73%
Total return, market value(3), (4)	(19.85)%	8.22%	5.28%	20.61%	(27.29)%	35.99%
RATIOS/SUPPLEMENTAL DATA:
Ratio of total expenses after interest expense to average net assets(5), (6)	2.27%	2.14%	2.40%	3.13%	2.96%	2.42%
Ratio of net investment income (loss) to average net assets(5)	4.60%	4.28%	4.51%	4.39%	4.86%	5.21%
Portfolio turnover rate(3)	19%	54%	75%	62%	58%	57%
Net assets, end of period (000’s)	$112,639	$132,058	$141,880	$148,730	$150,335	$192,483
Borrowings, end of period (000’s)	$ 48,500	$ 52,500	$ 52,500	$ 57,000	$ 59,000	$ 69,000
Asset coverage, per $1,000 principal amount of borrowings(7)	$ 3,322	$ 3,515	$ 3,702	$ 3,609	$ 3,548	$ 3,790

(1)	Calculated using average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Not annualized for periods less than one year.
(4)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(5)	Annualized for periods less than one year.
(6)	Ratio of total expenses, before interest expense on the line of credit, was 1.74% for the six months ended May 31, 2022; 1.74%, 1.74%,1.86%,1.83% and 1.75% for the years ended November 30, 2021, 2020, 2019, 2018 and 2017, respectively.
(7)	Represents value of net assets plus the borrowings at the end of the period divided by the borrowings at the end of the period multiplied by $1,000.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2022
Note 1. Organization
Virtus Global Multi-Sector Income Fund (the “Fund”) is a closed-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was formed as a statutory trust under the laws of the State of Delaware on August 23, 2011. The Fund commenced operations on February 23, 2012. The Fund’s investment objective is to maximize current income while preserving capital. There can be no assurance that the Fund will achieve its investment objective.
Note 2. Significant Accounting Policies
The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method.
Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
C.	Income Taxes
It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income and capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
Distributions may represent earnings from net investment income, realized capital gains, or, if necessary, return of capital.
E.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund bifurcates that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions.
F.	Payment-In-Kind Securities
The Fund may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
G.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and forward commitment securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
I.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
J.	Cash and Cash Equivalents
Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, and are inclusive of dollar denominated and foreign currency.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser receives a fee at an annual rate of 0.95% of the Fund’s average daily Managed Assets, which is calculated daily and paid monthly. “Managed Assets” is defined as the value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness, entered into for the purpose of leverage).
B.	Subadviser
Newfleet Asset Management (“Newfleet”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser of the Fund’s portfolio. The subadviser is responsible for the day-to-day portfolio management of the Fund for which it is paid a fee by the Adviser.
C.	Administration Services
Virtus Fund Services, LLC (“VFS”), an indirect, wholly-owned subsidiary of Virtus, serves as administrator to the Fund. For the services provided by the administrator under the Administration Agreement, the Fund pays the administrator an asset-based fee calculated on the Fund’s average daily Managed Assets. This fee is calculated daily and paid monthly.
For the period ended May 31, 2022, the Fund incurred administration fees totaling $88 which are included in the Statement of Operations within the line item “Administration and accounting fees.”
D.	Trustees’ Fees
For the period ended May 31, 2022, the Fund incurred Trustees’ fees totaling $48, which are included in the Statement of Operations within the line item “Trustees’ fees and expenses.”
E.	Investments in Affiliates
The Fund is permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended May 31, 2022, the Fund did not engage in transactions pursuant to Rule 17a-7 under the 1940 Act.
F.	Trustees Deferred Compensation Plan
The Fund provides a deferred compensation plan for its Trustees who receive compensation from the Fund. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at May 31, 2022.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended May 31, 2022, were as follows:
Purchases	Sales
$25,297	$37,073
Purchases  and sales of long-term U.S. Government and agency securities during the period ended
 May 31, 2022, were as follows:
Purchases	Sales
$7,133	$6,075
Note 5. Federal Income Tax Information
($ reported in thousands)
At May 31, 2022, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$174,376	$615	$(17,241)	$(16,626)
The Fund has capital loss carryovers available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended November 30, 2021, the Fund’s capital loss carryovers are as follows:

Short-Term	Long-Term
$7,250	$13,568
Note 6. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Fund. Abandonment of or modifications to LIBOR could lead to significant short and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes would have on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
The Fund borrows through its line of credit for the purpose of leveraging its portfolio. While leverage presents opportunities for increasing the Fund’s total return, it also has the effect of

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Fund would be magnified to the extent the Fund is leveraged.
Note 7. Borrowings
($ reported in thousands)
The Fund has a Credit Agreement (the “Agreement”), with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to $72,000 (“Commitment Amount”), which may be increased to $110,000 under certain circumstances. Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at LIBOR plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees accrued for the period ended May 31, 2022 were $25 and are included in the “Interest expense on borrowings” line of the Statement of Operations. The Agreement has a term that extends until the 179th day after the date that the lender delivers a “notice of termination” to the Fund. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.
For the period ended May 31, 2022, the average daily borrowings under the Agreement and the weighted daily average interest rate were $52,324 and 1.16%, respectively.
At May 31, 2022, the amount of outstanding borrowings was as follows:
Outstanding Borrowings	Interest Rate
$48,500	1.91%
Note 8.  Indemnifications
Under the Fund’s organizational documents, Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.
Note 9. Capital Transactions
At May 31, 2022, the Fund had one class of common stock with no par value of which unlimited shares are authorized and 11,313,094 shares are outstanding.
Note 10. Regulatory Matters and Litigation
From time to time, the Fund, the Adviser, Newfleet, and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, and laws and regulations affecting their

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2022
activities. At this time, the Fund and the Adviser believe that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.
Note 11. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following is the only subsequent event requiring recognition or disclosure in these financial statements:
Effective July 1, 2022, Newfleet Asset Management, LLC (“Newfleet”) merged with and into Virtus Fixed Income Advisers, LLC (“VFIA”), a wholly-owned subsidiary of Virtus. The investment professionals previously with Newfleet Asset Management, LLC, now operate in the Newfleet Asset Management division of VFIA. The subadvisory agreement for the Fund was transferred to, and assumed by, VFIA with no other changes.

CERTIFICATION
The Fund files the required annual Chief Executive Officer (“CEO”) certification regarding compliance with the NYSE’s listing standards no more than 30 days after each annual shareholder meeting for the Fund. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

Results of Annual Meeting of Shareholders (Unaudited)
The Annual Meeting of Shareholders of Virtus Global Multi-Sector Income Fund was held on May 23, 2022. The meeting was held for purposes of electing four (4) nominees to the Board of Trustees. The results were as follows:
Election of Trustees	Votes For	Votes Withheld
Deborah A. DeCotis	8,834,499.764	352,928.000
Geraldine M. McNamara	8,871,184.764	316,243.000
R. Keith Walton	8,844,256.764	343,171.000
Brian T. Zino	8,777,592.764	409,835.000
Based on the foregoing, Deborah A. DeCotis, Geraldine M. McNamara, R. Keith Walton and Brian T. Zino were re-elected to the Board of Trustees. The Fund’s other Trustees who continue in office are George R. Aylward, Donald C. Burke, Sarah E. Cogan, F. Ford Drummond, Sidney E. Harris, John R. Mallin, Connie D. McDaniel and Philip R. McLoughlin.

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GLOBAL MULTI-SECTOR INCOME FUND
101 Munson Street
Greenfield, MA 01301-9668
Board of Trustees
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President and Chief Executive Officer
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 505005
Louisville, KY 40233-5005
Fund Counsel
Sullivan & Worcester LLP
1666 K Street, NW
7th Floor
Washington, DC 20006
How to Contact Us
Shareholder Services	1-866-270-7788
Website	www.Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

Virtus Global Multi-Sector Income Fund
c/o Computershare Investor Services
P.O. Box 505005
Louisville, KY 40233-5005

For more information about
Virtus Closed-End Funds, please
contact us at 1-866-270-7788
or closedendfunds@virtus.com
or visit Virtus.com.

8527	07-22

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Response not required for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Response not required for semi-annual report.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Global Multi-Sector Income Fund

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date August 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date August 5, 2022

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date August 5, 2022

* Print the name and title of each signing officer under his or her signature.